Tax Assets and Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Temporary difference related to investment in subsidiaries on which no deferred tax assets was recognized	$ 3,276	$ 2,909
Bottom of Range [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Tax loss expiration period	2026
Top of Range [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Tax loss expiration period	2043
Indian Subsidiaries [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Unabsorbed tax losses and depreciation carried forward for an indefinite period	$ 5,541	$ 4,233